UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2007
                                                     -------------

Check here if Amendment |_|; Amendment Number: __
This Amendment (Check only one.):  |_|  is a restatement.
                                   |_|  adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:           Keane Capital Management, Inc.
                -------------------------------------
Address:        3440 Torringdon Way, Suite 308
                Charlotte, North Carolina 28277
                -------------------------------------


Form 13F File Number:  28-10739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Peter L. Keane
                -------------------------------------
Title:          President
                -------------------------------------
Phone:          (704) 364-1954
                -------------------------------------

Signature, Place, and Date of Signing:

   /s/ Peter L. Keane         Charlotte, North Carolina         August 14, 2007
------------------------   -------------------------------     -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         None
                                                     ----------------------

Form 13F Information Table Entry Total:                    114 *
                                                     ----------------------

Form 13F Information Table Value Total:                    $248,537 *
                                                     ----------------------
                                                        (thousands)

                                                     ----------
                                                     *    Portions of the
                                                          attached Information
                                                          Table have been
                                                          omitted and filed
                                                          separately with the
                                                          Commission pursuant to
                                                          a request for
                                                          confidential
                                                          treatment.

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

Form 13 F Information Table

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   Column 1                Column 2  Column 3   Column 4               Column 5       Column 6    Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Voting
                                                                                                                     Authority
                                                                                                              ----------------------
Name of Issuer              Issuer     CUSIP     Value        Shs or    SH/PRN Put/  Investment    Other       Sole    Shared   None
                            Class               (x1000)       Pm Amt           Call  Discretion   Managers      (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
ABX AIR INC                 COMMON   00080S101   5,313        659,121     SH            Sole                  659,121
ACR GROUP INC               COMMON   00087B101     491        106,280     SH            Sole                  106,280
ACTUANT CORP - CL A         COMMON   00508X203   2,042         32,382     SH            Sole                   32,382
AIR METHODS CORP            COMMON   009128307   2,895         78,948     SH            Sole                   78,948
AIRTRAN HLDGS INC           COMMON   00949P108   1,186        108,594     SH            Sole                  108,594
ALDILA INC                  COMMON   014384200   2,851        184,861     SH            Sole                  184,861
ALLIANCE IMAGING INC        COMMON   018606202   2,091        222,728     SH            Sole                  222,728
ALLIED HEALTHCARE
  INTL INC                  COMMON   01923A109   4,634      1,655,028     SH            Sole                1,655,028
AMERICAN AXLE & MFG
  HLDGS INC                 COMMON   024061103   4,884        164,898     SH            Sole                  164,898
AMERICAN EQTY INVT
  LIFE HLD                  COMMON   025676206   1,389        115,000     SH            Sole                  115,000
AMERICAS CAR MART INC       COMMON   03062T105   1,486        109,311     SH            Sole                  109,311
AMERIGON INC                COMMON   03070L300   1,646         91,507     SH            Sole                   91,507
ANIKA THERAPEUTICS INC      COMMON   035255108     457         30,100     SH            Sole                   30,100
ASHFORD HOSPITALITY
  TR INC                    COMMON   044103109   1,197        101,800     SH            Sole                  101,800
ASPREVA PHARMACEUTICALS
  CORP                      COMMON   04538T109     861         49,765     SH            Sole                   49,765
ATLANTIC TELE NETWORK
  INC                       COMMON   049079205   1,853         64,705     SH            Sole                   64,705
BTU INTL INC                COMMON   056032105   1,002         72,688     SH            Sole                   72,688
BARRETT BILL CORP           COMMON   06846N104   1,454         39,474     SH            Sole                   39,474
BELL MICROPRODUCTS INC      COMMON   078137106   1,874        287,364     SH            Sole                  287,364
BENIHANA INC                COMMON   082047101     540         26,850     SH            Sole                   26,850
BENIHANA INC - CL A         COMMON   082047200   1,074         53,700     SH            Sole                   53,700
BIRCH MTN RES LTD           COMMON   09066X109   4,850      1,358,510     SH            Sole                1,358,510
BRIGHAM EXPLORATION CO      COMMON   109178103     432         73,632     SH            Sole                   73,632
BRONCO DRILLING CO INC      COMMON   112211107   1,371         83,539     SH            Sole                   83,539
BROOKS AUTOMATION INC       COMMON   114340102   2,680        147,665     SH            Sole                  147,665
BUILD A BEAR WORKSHOP INC   COMMON   120076104   2,235         85,500     SH            Sole                   85,500
CASH SYSTEMS INC            COMMON   14756B102   2,498        367,281     SH            Sole                  367,281
CELADON GROUP INC           COMMON   150838100   1,912        120,228     SH            Sole                  120,228
CENTURY CASINOS INC         COMMON   156492100   1,470        163,500     SH            Sole                  163,500
CHIPMOS TECH BERMUDA LTD    COMMON   G2110R106   4,113        572,023     SH            Sole                  572,023
CIRRUS LOGIC INC            COMMON   172755100     904        108,967     SH            Sole                  108,967
COMSTOCK RES INC            COMMON   205768203   1,383         46,157     SH            Sole                   46,157
DIODES INC                  COMMON   254543101   1,671         40,000     SH            Sole                   40,000
DOLLAR THRIFTY
  AUTOMOTIVE GP             COMMON   256743105   1,634         40,000     SH            Sole                   40,000
DRYSHIPS INC                COMMON   Y2109Q101  10,975        253,000     SH            Sole                  253,000
EDGE PETE CORP DEL          COMMON   279862106   5,376        383,710     SH            Sole                  383,710
EDGEWATER TECHNOLOGY
  INC                       COMMON   280358102   1,009        128,002     SH            Sole                  128,002
EPICOR SOFTWARE CORP        COMMON   29426L108   3,917        263,424     SH            Sole                  263,424
EXCEL TECHNOLOGY INC        COMMON   30067T103   1,063         38,031     SH            Sole                   38,031
FIRST MERCURY
  FINANCIAL CORP            COMMON   320841109   2,546        121,392     SH            Sole                  121,392
FROZEN FOOD EXPRESS
  INDS INC                  COMMON   359360104   2,296        226,453     SH            Sole                  226,453
G-III APPAREL GROUP
  LTD                       COMMON   36237H101     294         18,620     SH            Sole                   18,620
GEHL CO                     COMMON   368483103   2,882         94,916     SH            Sole                   94,916
GENESCO INC                 COMMON   371532102   1,612         30,811     SH            Sole                   30,811
GROUP 1 AUTOMOTIVE INC      COMMON   398905109   2,158         53,500     SH            Sole                   53,500
GUITAR CTR MGMT INC         COMMON   402040109   1,518         25,385     SH            Sole                   25,385
HARTMARX CORP               COMMON   417119104   1,763        221,158     SH            Sole                  221,158
HERCULES OFFSHORE INC       COMMON   427093109   2,564         79,193     SH            Sole                   79,193
HILL INTERNATIONAL INC      COMMON   431466101     889        120,465     SH            Sole                  120,465
HOME SOLUTIONS AMER
  INC                       COMMON   437355100   2,653        443,711     SH            Sole                  443,711
HORNBECK OFFSHORE
  SVCS INC                  COMMON   440543106   4,558        117,608     SH            Sole                  117,608
HUDSON HIGHLAND
  GROUP INC                 COMMON   443792106   3,642        170,271     SH            Sole                  170,271
ICF INTL INC                COMMON   44925C103   1,467         72,919     SH            Sole                   72,919
INPUT/OUTPUT INC            COMMON   457652105   1,406         90,058     SH            Sole                   90,058
INTERNATIONAL COAL
  GRP INC                   COMMON   45928H106   1,723        288,068     SH            Sole                  288,068
INTEROIL CORP               COMMON   460951106     945         49,883     SH            Sole                   49,883
IOMEGA CORP                 COMMON   462030305   1,127        242,342     SH            Sole                  242,342
JAMES RIVER COAL CO         COMMON   470355207     890         68,709     SH            Sole                   68,709
LSI INDS INC                COMMON   50216C108   2,298        128,367     SH            Sole                  128,367
LUMINENT MTG CAP INC        COMMON   550278303   4,504        446,396     SH            Sole                  446,396
MRV COMMUNICATIONS INC      COMMON   553477100   1,461        449,609     SH            Sole                  449,609
MARINEMAX INC               COMMON   567908108   1,029         51,386     SH            Sole                   51,386
MATTSON TECHNOLOGY INC      COMMON   577223100     582         60,000     SH            Sole                   60,000
MEDALLION FINL CORP         COMMON   583928106   1,201        101,537     SH            Sole                  101,537
MEDIFAST INC                COMMON   58470H101   2,808        313,748     SH            Sole                  313,748
MIDWEST AIR GROUP INC       COMMON   597911106   1,370         91,197     SH            Sole                   91,197
MIND C T I LTD              COMMON   M70240102   1,267        452,525     SH            Sole                  452,525
MIPS TECHNOLOGIES INC       COMMON   604567107   1,381        157,063     SH            Sole                  157,063
MITCHAM INDS INC            COMMON   606501104   1,767         92,731     SH            Sole                   92,731
MONTEREY GOURMET
  FOODS INC                 COMMON   612570101     914        214,071     SH            Sole                  214,071
MULTIMEDIA GAMES INC        COMMON   625453105   3,139        246,010     SH            Sole                  246,010
NAVIGANT CONSULTING INC     COMMON   63935N107   1,325         71,383     SH            Sole                   71,383
NEXITY FINL CORP            COMMON   65333R200   1,028        100,000     SH            Sole                  100,000
NOBLE INTL LTD              COMMON   655053106   3,882        189,910     SH            Sole                  189,910
OLD DOMINION FGHT
  LINES INC                 COMMON   679580100   3,985        132,175     SH            Sole                  132,175
OMEGA NAVIGATION
  ENTERPRISES - CL A        COMMON   Y6476R105   2,722        125,153     SH            Sole                  125,153
ORTHOFIX INTL N V           COMMON   N6748L102   1,346         29,936     SH            Sole                   29,936
PFF BANCORP INC             COMMON   69331W104   2,270         81,263     SH            Sole                   81,263
PARALLEL PETE CORP DEL      COMMON   699157103     490         22,390     SH            Sole                   22,390
PARAMETRIC TECHNOLOGY
  CORP                      COMMON   699173209   2,027         93,797     SH            Sole                   93,797
PARKER DRILLING CO          COMMON   701081101   1,857        176,227     SH            Sole                  176,227
PETROHAWK ENERGY CORP       COMMON   716495106   5,129        323,418     SH            Sole                  323,418
PETROQUEST ENERGY INC       COMMON   716748108   2,103        144,628     SH            Sole                  144,628
PIONEER DRILLING CO         COMMON   723655106     747         50,093     SH            Sole                   50,093
PLATINUM UNDERWRITER
  HLDGS                     COMMON   G7127P100   1,043         30,000     SH            Sole                   30,000
POLYMEDICA CORP             COMMON   731738100   3,087         75,581     SH            Sole                   75,581
POLYMET MINING CORP         COMMON   731916102   4,949      1,344,911     SH            Sole                1,344,911
PREMIER EXIBITIONS INC      COMMON   74051E102   1,945        123,404     SH            Sole                  123,404
PROSHARES TR                COMMON   74347R602   2,606         45,000     SH            Sole                   45,000
RAIT FINANCIAL TRUST        COMMON   749227104   2,632        101,134     SH            Sole                  101,134
RPC INC                     COMMON   749660106   1,685         98,890     SH            Sole                   98,890
REPUBLIC AWYS HLDGS INC     COMMON   760276105     792         38,940     SH            Sole                   38,940
RIMAGE CORP                 COMMON   766721104     997         31,566     SH            Sole                   31,566
SPDR TR                     COMMON   78462F103   4,513         30,000     SH            Sole                   30,000
SALIX PHARMACEUTICALS
  INC                       COMMON   795435106   2,091        170,000     SH            Sole                  170,000
SILVERLEAF RESORTS INC      COMMON   828395103   1,972        331,500     SH            Sole                  331,500
SONIC AUTOMOTIVE INC
  - CL A                    COMMON   83545G102   1,776         61,289     SH            Sole                   61,289
SPARTAN MTRS INC            COMMON   846819100     337         19,777     SH            Sole                   19,777
SUPERIOR ENERGY SVCS INC    COMMON   868157108   3,668         91,888     SH            Sole                   91,888
SWIFT ENERGY CO             COMMON   870738101   1,710         40,000     SH            Sole                   40,000
TNS INC                     COMMON   872960109   2,931        203,376     SH            Sole                  203,376
TELEDYNE TECHNOLOGIES INC   COMMON   879360105   1,138         24,760     SH            Sole                   24,760
TERRA INDS INC              COMMON   880915103     925         36,382     SH            Sole                   36,382
TIER TECHNOLOGIES INC
  - CL B                    COMMON   88650Q100   2,618        267,169     SH            Sole                  267,169
TRANSACTION SYS ARCHITECTS  COMMON   893416107   1,528         45,393     SH            Sole                   45,393
TRIAD GTY INC               COMMON   895925105     987         24,709     SH            Sole                   24,709
US BIOENERGY CORP           COMMON   90342V109   1,866        164,300     SH            Sole                  164,300
ULTRA CLEAN HLDGS INC       COMMON   90385V107   5,785        413,777     SH            Sole                  413,777
UNION DRILLING INC          COMMON   90653P105   1,001         60,934     SH            Sole                   60,934
UNIVERSAL STAINLESS & ALLOY COMMON   913837100   2,300         65,279     SH            Sole                   65,279
WARNACO GROUP INC           COMMON   934390402   1,875         47,670     SH            Sole                   47,670
WET SEAL INC - CL A         COMMON   961840105   2,631        437,775     SH            Sole                  437,775
YOUBET COM INC              COMMON   987413101     244        100,000     SH            Sole                  100,000

* Portions of this Information Table have been omitted and filed separately with the Commission pursuant to a request for confidential treatment.